PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit obligation (Details) - Defined Contribution Other Benefit Program - IDR (Rp) Rp in Thousands	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Threshold fund adequacy ratio	102.00%
Employer's contribution	Rp 120
Discount rate		6.50%	7.00%	6.75%